Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other reserves, beginning balance	£ 2,463	£ 3,205	£ 2,355
Exchange adjustments	4	(1)	20
Transferred to retained earnings in the year on disposal of equity investments	(4)	(139)	(207)
Net fair value movement in the year	(557)	(770)	1,117
Ordinary shares acquired by ESOP Trusts	(1,200)		(609)
Write-down of shares held by ESOP Trusts	911		529
Balances derecognised on demerger	(169)
Transferred to income and expenses in the year on impairments of equity investments		168
Other reserves, ending balance	1,448	2,463	3,205
ESOP trust shares [member]
Other reserves, beginning balance	(28)	(195)	(135)
Exchange adjustments	(36)	(1)	20
Transferred to retained earnings in the year on disposal of equity investments	0
Net fair value movement in the year	0
Ordinary shares acquired by ESOP Trusts	(1,200)		(609)
Write-down of shares held by ESOP Trusts	911		529
Balances derecognised on demerger	0
Transferred to income and expenses in the year on impairments of equity investments		168
Other reserves, ending balance	(353)	(28)	(195)
Fair value reserve [member]
Other reserves, beginning balance	383	1,302	409
Exchange adjustments	28
Transferred to retained earnings in the year on disposal of equity investments	(21)	(139)	(207)
Net fair value movement in the year	(698)	(780)	1,100
Ordinary shares acquired by ESOP Trusts	0
Write-down of shares held by ESOP Trusts	0
Balances derecognised on demerger	0
Transferred to income and expenses in the year on impairments of equity investments		0
Other reserves, ending balance	(308)	383	1,302
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(21)	(31)	(48)
Exchange adjustments	12
Transferred to retained earnings in the year on disposal of equity investments	17
Net fair value movement in the year	141	10	17
Ordinary shares acquired by ESOP Trusts	0
Write-down of shares held by ESOP Trusts	0
Balances derecognised on demerger	(169)
Transferred to income and expenses in the year on impairments of equity investments		0
Other reserves, ending balance	(20)	(21)	(31)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
Exchange adjustments	0
Transferred to retained earnings in the year on disposal of equity investments	0
Net fair value movement in the year	0
Ordinary shares acquired by ESOP Trusts	0
Write-down of shares held by ESOP Trusts	0
Balances derecognised on demerger	0
Transferred to income and expenses in the year on impairments of equity investments		0
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129